Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Credit facilities	$ 1,096,178	$ 908,288
Financial liabilities	731,206	502,275
Finance lease liabilities	325,784	468,414
Total borrowings	2,153,168	1,878,977
Less: Current portion of long-term borrowings, net	(266,222)	(285,036)
Less: Deferred finance costs, net	(24,231)	(17,514)
Long-term borrowings, net	$ 1,862,715	$ 1,576,427